Preferred shares - Summary of the Company's preferred shares activities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				2 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended							18 Months Ended
	Nov. 30, 2019 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Oct. 31, 2018 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Aug. 31, 2019 CNY (¥) shares	Dec. 31, 2016 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Nov. 30, 2019 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 shares	Oct. 31, 2018 shares
Increase (Decrease) in Preferred Shares
Beginning balance						¥ 22,662,309		¥ 40,372,895		¥ 22,662,309		¥ 17,597,423
Beginning balance (in shares) | shares						973,394,040		1,510,766,620	1,510,766,620	973,394,040		849,801,670
Issuance of Preferred Shares, net of issuance cost										¥ 15,844,058		¥ 5,330,187
Issuance of Preferred Shares, net of issuance cost (in shares) | shares										537,372,580		204,342,105
Re-designation of Series C Preferred Shares from ordinary shares												¥ 656,234
Re-designation of Series C Preferred Shares from ordinary shares (in shares) | shares												24,999,985
Repurchase of Series B and C Preferred Shares												¥ (2,158,644)
Repurchase of Series B and C Preferred Shares (in shares) | shares												(105,749,720)
Accretion on convertible redeemable preferred shares to redemption value								¥ 1,755,228		¥ 1,866,528		¥ 1,237,109
Automatic conversion of preferred shares into ordinary shares upon IPO								¥ (42,128,123)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares								(1,510,766,620)	(1,510,766,620)
Ending balance		¥ 22,662,309			¥ 40,372,895			¥ 0	$ 0	¥ 40,372,895		¥ 22,662,309	¥ 17,597,423
Ending balance (in shares) | shares		973,394,040	973,394,040		1,510,766,620			0	0	1,510,766,620		973,394,040	849,801,670
Series B Convertible Redeemable Preferred Shares
Increase (Decrease) in Preferred Shares
Beginning balance						¥ 6,039,616		¥ 6,406,056		¥ 6,039,616		¥ 7,508,263
Beginning balance (in shares) | shares						298,483,760		298,483,760	298,483,760	298,483,760		397,021,435
Issuance of Preferred Shares, net of issuance cost										¥ 0		¥ 0
Issuance of Preferred Shares, net of issuance cost (in shares) | shares							402,891,265							156,740,580
Re-designation of Series C Preferred Shares from ordinary shares												0
Re-designation of Series C Preferred Shares from ordinary shares (in shares) | shares														213,281,870
Repurchase of Series B and C Preferred Shares												¥ (1,989,902)
Repurchase of Series B and C Preferred Shares (in shares) | shares		(98,537,675)	(98,537,675)									(98,537,675)
Accretion on convertible redeemable preferred shares to redemption value								¥ 242,270		366,440		¥ 521,255
Automatic conversion of preferred shares into ordinary shares upon IPO								¥ (6,648,326)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares								(298,483,760)	(298,483,760)
Ending balance		¥ 6,039,616			¥ 6,406,056			¥ 0	$ 0	¥ 6,406,056		¥ 6,039,616	¥ 7,508,263
Ending balance (in shares) | shares		298,483,760	298,483,760		298,483,760			0	0	298,483,760		298,483,760	397,021,435
Series C Convertible Redeemable Preferred Shares
Increase (Decrease) in Preferred Shares
Beginning balance						¥ 11,288,505		¥ 12,118,251		¥ 11,288,505		¥ 10,089,160
Beginning balance (in shares) | shares						470,568,175		470,568,175	470,568,175	470,568,175		452,780,235
Issuance of Preferred Shares, net of issuance cost										¥ 0		¥ 0
Issuance of Preferred Shares, net of issuance cost (in shares) | shares													406,197,585		477,780,220
Re-designation of Series C Preferred Shares from ordinary shares				¥ 656,000								¥ 656,234	¥ 875,000
Re-designation of Series C Preferred Shares from ordinary shares (in shares) | shares				24,999,985								24,999,985	40,712,820
Repurchase of Series B and C Preferred Shares												¥ (168,742)
Repurchase of Series B and C Preferred Shares (in shares) | shares		(7,212,045)	(7,212,045)									(7,212,045)
Accretion on convertible redeemable preferred shares to redemption value								¥ 554,415		829,746		¥ 711,853
Automatic conversion of preferred shares into ordinary shares upon IPO								¥ (12,672,666)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares								(470,568,175)	(470,568,175)
Ending balance		¥ 11,288,505			¥ 12,118,251			¥ 0	$ 0	¥ 12,118,251		¥ 11,288,505	¥ 10,089,160
Ending balance (in shares) | shares		470,568,175	470,568,175		470,568,175			0	0	470,568,175		470,568,175	452,780,235
Series D Convertible Redeemable Preferred Shares
Increase (Decrease) in Preferred Shares
Beginning balance						¥ 5,334,188		¥ 11,831,223		¥ 5,334,188		¥ 0
Beginning balance (in shares) | shares						204,342,105		430,835,530	430,835,530	204,342,105		0
Issuance of Preferred Shares, net of issuance cost		¥ 5,330,000	$ 776,500							¥ 5,909,282		¥ 5,330,187
Issuance of Preferred Shares, net of issuance cost (in shares) | shares	105,263,160	204,342,105	204,342,105			121,230,265				226,493,425	430,835,530	204,342,105
Re-designation of Series C Preferred Shares from ordinary shares												¥ 0
Repurchase of Series B and C Preferred Shares												0
Accretion on convertible redeemable preferred shares to redemption value								¥ 519,201		¥ 587,753		4,001
Automatic conversion of preferred shares into ordinary shares upon IPO								¥ (12,350,424)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares								(430,835,530)	(430,835,530)
Ending balance		¥ 5,334,188			¥ 11,831,223			¥ 0	$ 0	¥ 11,831,223		¥ 5,334,188	¥ 0
Ending balance (in shares) | shares		204,342,105	204,342,105		430,835,530			0	0	430,835,530		204,342,105	0
Series D+ Convertible Redeemable Preferred Shares
Increase (Decrease) in Preferred Shares
Beginning balance						¥ 0		¥ 10,017,365		¥ 0		¥ 0
Beginning balance (in shares) | shares								310,879,155	310,879,155			0
Issuance of Preferred Shares, net of issuance cost										¥ 9,934,776		¥ 0
Issuance of Preferred Shares, net of issuance cost (in shares) | shares					310,879,155					310,879,155
Re-designation of Series C Preferred Shares from ordinary shares												0
Repurchase of Series B and C Preferred Shares												0
Accretion on convertible redeemable preferred shares to redemption value								¥ 439,342		¥ 82,589		0
Automatic conversion of preferred shares into ordinary shares upon IPO								¥ (10,456,707)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares								310,879,155	310,879,155
Ending balance		¥ 0			¥ 10,017,365			¥ 0	$ 0	¥ 10,017,365		¥ 0	¥ 0
Ending balance (in shares) | shares					310,879,155			0	0	310,879,155			0